Acquisition of TCBM Holdings, LLC - Schedule of Carrying Amount of Goodwill (Details)	9 Months Ended
Mar. 31, 2020 USD ($)
Business Combinations [Abstract]
Balance as of November 30, 2019
Additions and adjustments
Balance as of March 31, 2020	$ 1,346,646